Loans and Allowance for Credit Losses, Troubled Debt Restructurings Modifications by Type (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Primary Modification Type [Abstract]
Principal	$ 1,525	$ 2,109
Interest rate reduction	2,115	3,246
Other interest rate concessions	11,362	6,595
Total	15,002	11,950
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	1,176	481
Weighted average interest rate reduction	3.59%	3.82%
Recorded investment related to interest rate reduction	3,274	4,771
Commercial and Industrial Loans [Member]
Primary Modification Type [Abstract]
Principal	11	166
Interest rate reduction	35	64
Other interest rate concessions	1,370	2,412
Total	1,416	2,642
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	40	84
Weighted average interest rate reduction	1.60%	3.13%
Recorded investment related to interest rate reduction	38	69
Commercial Real Estate Mortgage [Member]
Primary Modification Type [Abstract]
Principal	47	113
Interest rate reduction	219	146
Other interest rate concessions	1,907	1,894
Total	2,173	2,153
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	12	24
Weighted average interest rate reduction	1.57%	1.46%
Recorded investment related to interest rate reduction	226	160
Commercial Real Estate Construction [Member]
Primary Modification Type [Abstract]
Principal	12	29
Interest rate reduction	19	114
Other interest rate concessions	531	421
Total	562	564
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	10	26
Weighted average interest rate reduction	1.69%	0.81%
Recorded investment related to interest rate reduction	19	125
Lease Financing [Member]
Primary Modification Type [Abstract]
Principal	0	0
Interest rate reduction	0	0
Other interest rate concessions	4	57
Total	4	57
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	0	0
Weighted average interest rate reduction	0.00%	0.00%
Recorded investment related to interest rate reduction	0	0
Foreign Loans [Member]
Primary Modification Type [Abstract]
Principal	0	0
Interest rate reduction	0	0
Other interest rate concessions	19	22
Total	19	22
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	0	0
Weighted average interest rate reduction	0.00%	0.00%
Recorded investment related to interest rate reduction	0	0
Total Commercial [Member]
Primary Modification Type [Abstract]
Principal	70	308
Interest rate reduction	273	324
Other interest rate concessions	3,831	4,806
Total	4,174	5,438
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	62	134
Weighted average interest rate reduction	1.58%	1.55%
Recorded investment related to interest rate reduction	283	354
Real estate 1-4 family first mortgage [Member]
Primary Modification Type [Abstract]
Principal	1,371	1,629
Interest rate reduction	1,302	1,908
Other interest rate concessions	5,822	934
Total	8,495	4,471
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	547	293
Weighted average interest rate reduction	3.00%	3.27%
Recorded investment related to interest rate reduction	2,379	3,322
Real estate 1-4 family junior lien mortgage [Member]
Primary Modification Type [Abstract]
Principal	79	98
Interest rate reduction	244	559
Other interest rate concessions	756	197
Total	1,079	854
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	512	28
Weighted average interest rate reduction	3.70%	4.34%
Recorded investment related to interest rate reduction	313	654
Credit Card [Member]
Primary Modification Type [Abstract]
Principal	0	0
Interest rate reduction	241	336
Other interest rate concessions	0	0
Total	241	336
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	0	2
Weighted average interest rate reduction	10.85%	10.77%
Recorded investment related to interest rate reduction	241	260
Other revolving credit and installment [Member]
Primary Modification Type [Abstract]
Principal	5	74
Interest rate reduction	55	119
Other interest rate concessions	287	7
Total	347	200
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	55	24
Weighted average interest rate reduction	6.82%	6.36%
Recorded investment related to interest rate reduction	58	181
Trial modifications [Member]
Primary Modification Type [Abstract]
Principal	0	0
Interest rate reduction	0	0
Other interest rate concessions	666	651
Total	666	651
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	0	0
Weighted average interest rate reduction	0.00%	0.00%
Recorded investment related to interest rate reduction	0	0
Total Consumer [Member]
Primary Modification Type [Abstract]
Principal	1,455	1,801
Interest rate reduction	1,842	2,922
Other interest rate concessions	7,531	1,789
Total	10,828	6,512
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	1,114	347
Weighted average interest rate reduction	3.78%	4.00%
Recorded investment related to interest rate reduction	$ 2,991	$ 4,417